united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Gemini Fund Services, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

PeakShares Sector Rotation ETF

(PSTR) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Value	Value
Options	-5.4%
Common Stocks	30.8%
Exchange-Traded Funds	73.7%

Fund Statistics

Net Assets	$32,800,462
Number of Portfolio Holdings	230
Advisory Fee (net of waivers)	$0
Portfolio Turnover	17%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 71.0%
Technology 7.9%
Consumer Discretionary 6.0%
Health Care 4.9%
Communications 4.8%
Fixed Income 2.7%
Financials 2.2%
Industrials 2.1%
Energy 1.7%
Consumer Staples 1.2%
Equity Option -5.4%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-5.4%
Consumer Staples	1.2%
Energy	1.7%
Industrials	2.1%
Financials	2.2%
Fixed Income	2.7%
Communications	4.8%
Health Care	4.9%
Consumer Discretionary	6.0%
Technology	7.9%
Equity	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Financial Select Sector SPDR Fund	11.0%
Vanguard Information Technology ETF	10.8%
Technology Select Sector SPDR Fund	9.8%
Health Care Select Sector SPDR Fund	7.1%
Communication Services Select Sector SPDR Fund	6.7%
Consumer Staples Select Sector SPDR Fund	5.5%
Industrial Select Sector SPDR Fund	5.2%
Consumer Discretionary Select Sector SPDR Fund	3.9%
Energy Select Sector SPDR Fund	2.9%
Utilities Select Sector SPDR Fund	2.7%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

PeakShares Sector Rotation ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.peaksharesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-PSTR

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PeakShares Sector Rotation ETF
(Symbol: PSTR)

Exchange: NASDAQ Stock Market, LLC

Semi-Annual Financial Statements
and Additional Information

August 31, 2025

Advised by:
PeakShares LLC
2701 N. Rocky Point Dr.
Suite 1000
Tampa, FL 33607

www.peaksharesfunds.com
(877) 57-PEAKS

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PeakShares ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.9%
	AEROSPACE & DEFENSE - 1.0%
700	Boeing Company(a),(c),(d)	$164,276
302	Lockheed Martin Corporation, Class B	137,600
200	RTX Corporation	31,720
		333,596
	APPAREL & TEXTILE PRODUCTS - 1.3%
1,009	NIKE, Inc., Class B(c),(d)	78,066
7,744	On Holding A.G.(a)	349,100
		427,166
	AUTOMOTIVE - 1.6%
6,632	General Motors Company(c),(d)	388,569
446	Tesla, Inc.(a),(c),(d)	148,906
		537,475
	BANKING - 1.7%
2,540	Bank of America Corporation(c),(d)	128,880
1,320	Citigroup, Inc. (c),(d)	127,472
523	JPMorgan Chase & Company(c),(d)	157,642
3,090	US Bancorp(c),(d)	150,885
		564,879
	BEVERAGES - 0.5%
2,214	Coca-Cola Company(c),(d)	152,744

	BIOTECH & PHARMA - 2.7%
388	AbbVie, Inc.(c),(d)	81,635
258	Eli Lilly & Company(c),(d)	189,006
1,655	Merck & Company, Inc. (c),(d)	139,219
4,642	Novo Nordisk A/S - ADR(c),(d)	262,087
3,073	Pfizer, Inc. (c),(d)	76,087
873	Zoetis, Inc. (c),(d)	136,537
		884,571
	CABLE & SATELLITE - 0.2%
2,319	Sirius XM Holdings, Inc.	54,821

	E-COMMERCE DISCRETIONARY - 1.4%
1,828	Alibaba Group Holding Ltd. - ADR(c),(d)	246,780

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.9% (Continued)
	E-COMMERCE DISCRETIONARY - 1.4% (Continued)
935	Amazon.com, Inc.(a),(c),(d)	$214,115
		460,895
	ENTERTAINMENT CONTENT - 0.6%
1,105	Electronic Arts, Inc. (c),(d)	190,005

	FOOD - 0.4%
4,336	Kraft Heinz Company(c),(d)	121,278

	HEALTH CARE FACILITIES & SERVICES - 1.8%
795	CVS Health Corporation	58,154
1,045	Tenet Healthcare Corporation(a),(c),(d)	192,625
1,035	UnitedHealth Group, Inc.	320,716
		571,495
	INSURANCE - 0.5%
553	Chubb Ltd. (c),(d)	152,114

	INTERNET MEDIA & SERVICES - 3.3%
2,315	Alphabet, Inc., Class C(c),(d)	494,322
626	Meta Platforms, Inc., Class A(c),(d)	462,426
100	Netflix, Inc.(a),(c),(d)	120,825
		1,077,573
	LEISURE FACILITIES & SERVICES - 0.9%
344	Domino’s Pizza, Inc. (c),(d)	157,655
471	McDonald’s Corporation(c),(d)	147,678
		305,333
	MACHINERY - 0.1%
95	Caterpillar, Inc.	39,809

	MEDICAL EQUIPMENT & DEVICES - 0.5%
1,200	Abbott Laboratories(c),(d)	159,192

	OIL & GAS PRODUCERS - 1.2%
1,049	Chevron Corporation(c),(d)	168,469
1,000	Exxon Mobil Corporation(c),(d)	114,290

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.9% (Continued)
	OIL & GAS PRODUCERS - 1.2% (Continued)
2,616	Occidental Petroleum Corporation(c),(d)	$124,548
		407,307
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
3,617	Schlumberger Ltd.	133,250

	RETAIL - CONSUMER STAPLES - 0.4%
1,108	Target Corporation(c),(d)	106,346
279	Walmart, Inc. (c),(d)	27,057
		133,403
	RETAIL - DISCRETIONARY - 0.7%
300	Lululemon Athletica, Inc.(a)	60,660
363	Ulta Beauty, Inc.(a),(c),(d)	178,861
		239,521
	SEMICONDUCTORS - 4.5%
2,767	Advanced Micro Devices, Inc.(a),(c),(d)	449,997
100	ASML Holding N.V. - ADR(c),(d)	74,262
20	Broadcom, Inc.	5,948
5,897	Intel Corporation(c),(d)	143,592
1,640	Micron Technology, Inc. (c),(d)	195,176
3,342	NVIDIA Corporation(c),(d)	582,110
93	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,471
		1,472,556
	SOFTWARE - 2.6%
308	Adobe, Inc.(a)	109,864
904	Fortinet, Inc.(a)	71,208
5,432	Gen Digital, Inc. (c),(d)	164,046
353	Microsoft Corporation(c),(d)	178,862
1,300	Palantir Technologies, Inc., Class A(a),(c),(d)	203,723
489	Salesforce, Inc. (c),(d)	125,306
		853,009
	TECHNOLOGY HARDWARE - 0.8%
1,147	Apple, Inc. (c),(d)	266,265

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.9% (Continued)
	TELECOMMUNICATIONS - 0.8%
4,288	AT&T, Inc. (c),(d)	$125,595
3,108	Verizon Communications, Inc. (c),(d)	137,467
		263,062
	TRANSPORTATION & LOGISTICS - 1.0%
2,155	Delta Air Lines, Inc. (c),(d)	133,136
622	United Airlines Holdings, Inc.(a),(c),(d)	65,310
1,391	United Parcel Service, Inc., Class B	121,629
		320,075

	TOTAL COMMON STOCKS (Cost $8,863,410)	10,121,394

	EXCHANGE-TRADED FUNDS — 73.7%
	EQUITY - 71.0%
19,792	Communication Services Select Sector SPDR Fund(c),(d)	2,204,631
5,589	Consumer Discretionary Select Sector SPDR Fund(c),(d)	1,295,195
22,190	Consumer Staples Select Sector SPDR Fund(c),(d)	1,792,508
10,672	Energy Select Sector SPDR Fund(c),(d)	964,642
66,999	Financial Select Sector SPDR Fund(c),(d)	3,617,276
16,931	Health Care Select Sector SPDR Fund(c),(d)	2,326,827
11,243	Industrial Select Sector SPDR Fund(c),(d)	1,709,048
6,411	Materials Select Sector SPDR Fund(c),(d)	591,607
15,858	Real Estate Select Sector SPDR Fund(c),(d)	670,952
1,907	SPDR S&P Biotech ETF(c),(d)	171,344
12,291	Technology Select Sector SPDR Fund(c),(d)	3,225,773
10,316	Utilities Select Sector SPDR Fund(c),(d)	869,845
1,000	VanEck Semiconductor ETF(a),(c),(d)	290,290
5,078	Vanguard Information Technology ETF(c),(d)	3,539,468
		23,269,406
	FIXED INCOME - 2.7%
5,927	iShares Treasury Floating Rate Bond ETF	300,025
3,272	SPDR Bloomberg 1-3 Month T-Bill ETF	300,271
5,945	WisdomTree Floating Rate Treasury Fund	298,974
		899,270

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.7% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,385,793)	$24,168,676

	TOTAL INVESTMENTS - 104.6% (Cost $30,249,203)	$34,290,070
	CALL OPTIONS WRITTEN - (5.4)% (Premiums received - $1,726,130)	(1,760,107)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	270,499
	NET ASSETS - 100.0%	$32,800,462

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS(a) - (5.4)%
	CALL OPTIONS WRITTEN - (5.4)%
6	Abbott Laboratories	11/21/2025	$135	$79,596	$2,670
3	AbbVie, Inc.	09/19/2025	200	63,120	3,543
5	Advanced Micro Devices, Inc.	09/05/2025	110	81,315	26,680
5	Advanced Micro Devices, Inc.	09/05/2025	140	81,315	11,310
5	Advanced Micro Devices, Inc.	09/12/2025	165	81,315	2,000
10	Advanced Micro Devices, Inc.	11/21/2025	140	162,630	29,050
10	Alibaba Group Holding Ltd.	09/05/2025	125	135,000	10,400
7	Alphabet, Inc.	09/12/2025	180	149,471	23,954
7	Alphabet, Inc.	09/12/2025	190	149,471	17,465
5	Alphabet, Inc.	09/26/2025	180	106,765	17,199
4	Amazon.com, Inc.	09/05/2025	200	91,600	11,732
4	Amazon.com, Inc.	09/12/2025	215	91,600	5,920
5	Apple, Inc.	09/12/2025	210	116,070	11,385
5	Apple, Inc.	09/19/2025	205	116,070	14,155
1	ASML Holding N.V.	09/05/2025	753	74,262	576
10	AT&T, Inc.	10/17/2025	26	29,290	3,500
10	AT&T, Inc.	10/17/2025	28	29,290	1,690
10	Bank of America Corporation	09/12/2025	46	50,740	4,870
5	Bank of America Corporation	09/19/2025	47	25,370	1,875
6	Boeing Company	11/21/2025	190	140,808	30,960
5	Chevron Corporation	11/21/2025	160	80,300	3,700
3	Chubb Ltd.	11/21/2025	285	82,521	1,725
7	Citigroup, Inc.	10/17/2025	85	67,599	9,289
5	Citigroup, Inc.	10/17/2025	98	48,285	2,025
10	Coca-Cola Company	11/21/2025	73	68,990	970
5	Communication Services Select Sector SPDR Fund	09/12/2025	101	55,695	5,275
20	Communication Services Select Sector SPDR Fund	09/19/2025	102	222,780	19,100
25	Communication Services Select Sector SPDR Fund	09/26/2025	101	278,475	26,525
20	Communication Services Select Sector SPDR Fund	09/26/2025	103	222,780	17,040
25	Communication Services Select Sector SPDR Fund	10/10/2025	107	278,475	13,250
10	Communication Services Select Sector SPDR Fund	10/17/2025	105	111,390	6,800
10	Communication Services Select Sector SPDR Fund	12/19/2025	106	111,390	8,300
10	Consumer Discretionary Select Sector SPDR Fund	09/05/2025	210	231,740	22,000

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (5.4)% (Continued)
	CALL OPTIONS WRITTEN - (5.4)% (Continued)
10	Consumer Discretionary Select Sector SPDR Fund	09/12/2025	$205	$231,740	$27,200
5	Consumer Discretionary Select Sector SPDR Fund	09/26/2025	215	115,870	9,025
10	Consumer Discretionary Select Sector SPDR Fund	10/17/2025	210	231,740	24,000
10	Consumer Staples Select Sector SPDR Fund	09/05/2025	82	80,780	150
10	Consumer Staples Select Sector SPDR Fund	09/05/2025	83	80,780	30
10	Consumer Staples Select Sector SPDR Fund	09/12/2025	82	80,780	240
20	Consumer Staples Select Sector SPDR Fund	09/19/2025	82	161,560	840
10	Consumer Staples Select Sector SPDR Fund	09/26/2025	83	80,780	280
20	Consumer Staples Select Sector SPDR Fund	10/17/2025	82	161,560	1,560
20	Consumer Staples Select Sector SPDR Fund	11/21/2025	83	161,560	2,170
10	Consumer Staples Select Sector SPDR Fund	12/19/2025	84	80,780	975
2	Delta Air Lines, Inc.	09/05/2025	50	12,356	2,305
10	Delta Air Lines, Inc.	12/19/2025	65	61,780	4,550
3	Domino’s Pizza, Inc.	12/19/2025	460	137,490	8,535
4	Electronic Arts, Inc.	10/17/2025	155	68,780	7,800
5	Electronic Arts, Inc.	11/21/2025	155	85,975	10,525
1	Eli Lilly & Company	09/05/2025	765	73,258	121
10	Energy Select Sector SPDR Fund	09/30/2025	90	90,390	2,100
10	Energy Select Sector SPDR Fund	09/30/2025	93	90,390	810
10	Energy Select Sector SPDR Fund	10/17/2025	90	90,390	2,520
5	Exxon Mobil Corporation	09/12/2025	108	57,145	3,275
50	Financial Select Sector SPDR Fund	09/05/2025	51	269,950	15,750
25	Financial Select Sector SPDR Fund	09/05/2025	52	134,975	6,150
50	Financial Select Sector SPDR Fund	09/12/2025	50	269,950	20,625
50	Financial Select Sector SPDR Fund	09/12/2025	52	269,950	13,300
25	Financial Select Sector SPDR Fund	09/12/2025	52	134,975	5,750
25	Financial Select Sector SPDR Fund	09/19/2025	51	134,975	8,000
50	Financial Select Sector SPDR Fund	09/19/2025	52	269,950	11,500
25	Financial Select Sector SPDR Fund	09/26/2025	52	134,975	5,900
25	Financial Select Sector SPDR Fund	09/30/2025	52	134,975	5,850
25	Financial Select Sector SPDR Fund	10/17/2025	51	134,975	9,000
25	Financial Select Sector SPDR Fund	10/17/2025	52	134,975	6,550
25	Financial Select Sector SPDR Fund	11/21/2025	52	134,975	7,925
25	Financial Select Sector SPDR Fund	11/21/2025	53	134,975	6,100
15	Gen Digital, Inc.	09/19/2025	30	45,300	1,050
15	Gen Digital, Inc.	10/17/2025	31	45,300	975
15	Gen Digital, Inc.	12/19/2025	31	45,300	2,250
10	General Motors Company	09/12/2025	54	58,590	4,450
10	General Motors Company	09/26/2025	52	58,590	6,775
10	General Motors Company	09/26/2025	53	58,590	5,850
10	General Motors Company	10/03/2025	55	58,590	4,100
10	General Motors Company	10/17/2025	55	58,590	4,350
10	Health Care Select Sector SPDR Fund	09/19/2025	138	137,430	1,450
5	Health Care Select Sector SPDR Fund	09/26/2025	138	68,715	765
5	Health Care Select Sector SPDR Fund	10/17/2025	137	68,715	1,495
20	Health Care Select Sector SPDR Fund	10/17/2025	140	274,860	3,160
10	Health Care Select Sector SPDR Fund	11/21/2025	140	137,430	2,710

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (5.4)% (Continued)
	CALL OPTIONS WRITTEN - (5.4)% (Continued)
10	Health Care Select Sector SPDR Fund	11/21/2025	$145	$137,430	$1,080
15	Industrial Select Sector SPDR Fund	09/19/2025	138	228,015	21,375
10	Industrial Select Sector SPDR Fund	09/19/2025	148	152,010	5,150
10	Industrial Select Sector SPDR Fund	09/26/2025	139	152,010	13,300
10	Industrial Select Sector SPDR Fund	10/03/2025	145	152,010	8,100
10	Industrial Select Sector SPDR Fund	10/17/2025	150	152,010	4,640
20	Intel Corporation	11/21/2025	30	48,700	1,580
4	JPMorgan Chase & Company	09/05/2025	260	120,568	16,880
20	Kraft Heinz Company	09/05/2025	29	55,940	280
7	Materials Select Sector SPDR Fund	09/19/2025	89	64,596	2,611
8	Materials Select Sector SPDR Fund	10/17/2025	90	73,824	2,984
10	Materials Select Sector SPDR Fund	12/19/2025	94	92,280	2,480
4	McDonald’s Corporation	09/19/2025	300	125,416	5,228
6	Merck & Company, Inc.	09/26/2025	85	50,472	1,074
3	Meta Platforms, Inc.	09/05/2025	755	221,610	984
3	Meta Platforms, Inc.	09/19/2025	640	221,610	29,670
6	Micron Technology, Inc.	09/19/2025	105	71,406	8,838
7	Micron Technology, Inc.	09/19/2025	110	83,307	7,406
2	Microsoft Corporation	10/17/2025	470	101,338	8,890
1	Netflix, Inc.	09/26/2025	1,120	120,825	10,038
7	NIKE, Inc.	10/17/2025	70	54,159	6,328
5	Novo Nordisk A/S	11/21/2025	50	28,230	4,520
5	NVIDIA Corporation	09/05/2025	130	87,090	22,140
5	NVIDIA Corporation	09/12/2025	165	87,090	5,450
2	NVIDIA Corporation	09/12/2025	170	34,836	1,406
5	NVIDIA Corporation	09/19/2025	140	87,090	17,170
5	NVIDIA Corporation	09/19/2025	170	87,090	4,130
2	NVIDIA Corporation	09/19/2025	175	34,836	1,090
2	NVIDIA Corporation	09/26/2025	180	34,836	840
5	NVIDIA Corporation	11/21/2025	140	87,090	18,910
10	Occidental Petroleum Corporation	09/19/2025	46	47,610	2,190
6	Palantir Technologies, Inc.	09/05/2025	125	94,026	19,428
2	Palantir Technologies, Inc.	09/19/2025	120	31,342	7,496
3	Palantir Technologies, Inc.	10/17/2025	125	47,013	10,086
2	Palantir Technologies, Inc.	11/21/2025	180	31,342	1,924
15	Pfizer, Inc.	11/21/2025	25	37,140	1,530
20	Real Estate Select Sector SPDR Fund	09/19/2025	41	84,620	2,980
20	Real Estate Select Sector SPDR Fund	09/19/2025	43	84,620	600
10	Real Estate Select Sector SPDR Fund	11/21/2025	42	42,310	1,380
20	Real Estate Select Sector SPDR Fund	11/21/2025	44	84,620	940
4	Salesforce, Inc.	10/17/2025	280	102,500	2,560
7	SPDR S&P Biotech ETF	09/05/2025	92	62,895	224
5	SPDR S&P Biotech ETF	09/26/2025	87	44,925	2,188
5	Target Corporation	11/21/2025	110	47,990	1,105
20	Technology Select Sector SPDR Fund	09/26/2025	220	524,900	86,450
5	Technology Select Sector SPDR Fund	09/26/2025	250	131,225	8,050
8	Technology Select Sector SPDR Fund	09/26/2025	258	209,960	7,440

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (5.4)% (Continued)
	CALL OPTIONS WRITTEN - (5.4)% (Continued)
7	Technology Select Sector SPDR Fund	10/10/2025	$255	$183,715	$9,030
25	Technology Select Sector SPDR Fund	10/17/2025	220	656,125	110,687
10	Technology Select Sector SPDR Fund	10/17/2025	255	262,450	12,850
15	Technology Select Sector SPDR Fund	12/19/2025	220	393,675	70,200
8	Tenet Healthcare Corporation	11/21/2025	155	147,464	26,600
2	Tesla, Inc.	09/26/2025	280	66,774	12,192
2	Tesla, Inc.	10/17/2025	285	66,774	11,698
2	Ulta Beauty, Inc.	09/26/2025	430	98,546	13,070
5	United Airlines Holdings, Inc.	09/19/2025	83	52,500	11,375
20	US Bancorp	09/12/2025	44	97,660	10,050
10	Utilities Select Sector SPDR Fund	09/05/2025	86	84,320	90
10	Utilities Select Sector SPDR Fund	09/12/2025	83	84,320	1,960
5	Utilities Select Sector SPDR Fund	09/26/2025	83	42,160	1,488
25	Utilities Select Sector SPDR Fund	10/17/2025	83	210,800	6,875
5	VanEck Semiconductor ETF	10/17/2025	230	145,145	32,135
5	VanEck Semiconductor ETF	11/21/2025	235	145,145	29,963
10	Vanguard Information Technology ETF	09/19/2025	600	697,020	98,020
5	Vanguard Information Technology ETF	09/19/2025	605	348,510	46,575
15	Vanguard Information Technology ETF	11/21/2025	600	1,045,530	159,329
5	Vanguard Information Technology ETF	11/21/2025	605	348,510	51,075
5	Vanguard Information Technology ETF	12/19/2025	715	348,510	12,200
10	Verizon Communications, Inc.	09/05/2025	44	44,230	490
10	Verizon Communications, Inc.	09/19/2025	44	44,230	880
2	Walmart, Inc.	11/21/2025	100	19,396	608
4	Zoetis, Inc.	09/19/2025	155	62,560	1,800
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,726,130)				1,760,107

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,726,130)				$1,760,107

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Security is subject to written call options.

(d)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2025

ASSETS
Investment securities:
At cost	$30,249,203
At value	$34,290,070
Cash	291,910
Receivable for investments sold	100,186
Dividends and interest receivable	11,020
Deposits with broker for options written	3,554
Due from Adviser	2,283
Prepaid expenses	3,960
TOTAL ASSETS	34,702,983

LIABILITIES
Options Written, at value (premiums received $1,726,130)	1,760,107
Payable for securities purchased	120,732
Audit fees payable	7,371
Custody fees payable	5,407
Transfer Agent fees payable	1,344
Payable to related parties	7,560
TOTAL LIABILITIES	1,902,521
NET ASSETS	$32,800,462

Net Assets Consist Of:
Paid in capital	$30,961,189
Accumulated earnings	1,839,273
NET ASSETS	$32,800,462

Net Asset Value Per Share:
Net Assets	$32,800,462
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,160,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.28

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $847)	$183,412
Interest	14,403
TOTAL INVESTMENT INCOME	197,815

EXPENSES
Investment advisory fees	81,296
Administrative services	45,266
Custodian fees	20,453
Professional fees	15,364
Legal fees	13,723
Trustees fees and expenses	11,438
Accounting services fees	7,184
Printing and postage expenses	7,108
Audit fees	7,058
Transfer agent fees	6,130
Insurance expense	1,648
Other Expenses	2,734
TOTAL EXPENSES	219,402
Less: Fees waived/expenses reimbursed by the Adviser	(83,581)
NET EXPENSES	135,821

NET INVESTMENT INCOME	61,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	58,365
Options written	(1,439,149)
(1,380,784)
Net change in unrealized appreciation (depreciation) on:
Investments	2,766,226
Options written	(176,544)
2,589,682

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,208,898

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,270,892

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	August 31, 2025	February 28, 2025 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$61,994	$42,478
Net realized loss on investments	(1,380,784)	(181,153)
Net change in unrealized appreciation on investments	2,589,682	1,417,208
Net increase in net assets resulting from operations	1,270,892	1,278,533

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(647,742)	(248,938)
Net decrease in net assets resulting from distributions to shareholders	(647,742)	(248,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,375,977	19,771,740
Net increase in net assets resulting from shares of beneficial interest	11,375,977	19,771,740

TOTAL INCREASE IN NET ASSETS	11,999,127	20,801,335

NET ASSETS
Beginning of Period	20,801,335	—
End of Period	$32,800,462	$20,801,335

SHARE ACTIVITY
Shares Sold	430,000	740,000
Shares Redeemed	(10,000)	—
Net increase in shares of beneficial interest outstanding	420,000	740,000

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Period Ended
	August 31, 2025	February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$28.11	$25.00
Activity from investment operations:
Net investment income (2)	0.06	0.10
Net realized and unrealized gain on investments	0.80	3.44
Total from investment operations	0.86	3.54
Less distributions from:
Net investment income	(0.69)	(0.43)
Total distributions	(0.69)	(0.43)
Net asset value, end of period	$28.28	$28.11
Market Price, end of period	$28.38	$28.24
Total return (3)(4)	3.16%	14.20%
Market price total return (4)	3.04%	14.72%
Net assets, at end of period (000s)	$32,800	$20,801
Ratio of gross expenses to average net assets (5)(6)(7)	1.62%	2.81%
Ratio of net expenses to average net assets (5)(6)	1.00%	1.00%
Ratio of net investment income to average net assets (5)(8)	0.46%	0.43%
Portfolio Turnover Rate (4)(9)	17%	29%

(1)	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2025

1.	ORGANIZATION

The PeakShares Sector Rotation ETF (“Fund”) is a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to provide capital appreciation and income generation. The Fund commenced operations on April 29, 2024. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025, for the Fund’s investments measured at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$10,121,394	$—	$—	$10,121,394
Exchange Trade Funds	24,168,676	—	—	24,168,676
Total Investments	$34,290,070	$—	$—	$34,290,070
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$(1,734,962)	$(25,145)	$—	$(1,760,107)
Total	$(1,734,962)	$(25,145)	$—	$(1,760,107)

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of August 31, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of August 31, 2025:

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$1,760,107

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended August 31, 2025:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Written	Equity	Net Realized Loss on Options Written	$(1,439,149)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(176,544)

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year ended February 28, 2025 or expected to be taken in the Fund’s February 28, 2026 tax returns.. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $6,599,672 and $4,533,832 respectively.

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $9,571,924 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund is overseen by the Board. PeakShares LLC serves as the Fund’s investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For the six months ended August 31, 2025, the Adviser earned $81,296 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed at least until June 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended August 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $83,581 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of August 31, 2025, $179,173 is subject to recapture by the Adviser by February 28, 2028.

The Trust, with respect to the Fund, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Fund does not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund is listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$125	2.00%*

*	As a percentage of the amount invested.

For the six-months ended August 31, 2025, the Fund received $0 and $8,000 in variable and fixed fees, respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2025, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$29,840,340	$4,791,757	$(342,027)	$4,449,730

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following year was as follows:

Fiscal Year Ended
February 28, 2025
Ordinary Income	$248,938
$248,938

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(75,113)	$(47,689)	$(63,837)	$1,402,762	$1,216,123

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $19,932.

Capital losses incurred after October 31 within the fiscal period end are deemed to arise on the first business day of the following fiscal period end for tax purposes. The Fund incurred and elected to defer such capital losses of $55,181.

At February 28, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$47,689	$—	$47,689	$—

Permanent book and tax differences, primarily attributable to the tax adjustments of distributions in excess of income resulted in reclassifications for the Fund for the year ended February 28, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$(186,528)	$186,528

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Distributions: The Board declared the following distributions after August 31, 2025:

Dividend	Record	Payable
Per Share	Date	Date
$0.3565	9/23/2025	9/29/2025

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877) 57-PEAKS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
PeakShares, LLC
2701 N. Rocky Point Dr. Suite 1000 Tampa, FL 33607

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)
August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 11, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed advisory agreement (the “PeakShares Advisory Agreement”) between PeakShares, LLC (“PeakShares”) and the Trust on behalf of the PeakShares Sector Rotation ETF (the “Fund”).

Based on their evaluation of the information provided by PeakShares, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the proposed Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the PeakShares Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PeakShares Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares, select financial information of PeakShares, bibliographic information regarding PeakShares’ key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the PeakShares Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement. In considering the approval of the PeakShares Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2025

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed approval of the PeakShares Investment Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that while PeakShares has only been registered as an investment adviser with the SEC since February 2024, its personnel have many years of experience in the financial services industry and with investment management. The Board discussed PeakShares’ research capabilities and the quality of its compliance infrastructure noting that PeakShares has engaged ACA Foreside, a seasoned compliance firm, to serve as a compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that PeakShares’ CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed PeakShares’ compliance program with the CCO of the Trust, noting that PeakShares was still in the process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. The Board also noted PeakShares’ representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that PeakShares had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the PeakShares Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by PeakShares to the Fund appear to be satisfactory.

Performance. Because PeakShares does not manage any other account with investment objectives or strategies comparable to the Fund and because the Fund had not yet commenced operations, the Board was not able to consider prior performance.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the proposed unitary fee for the Fund compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the proposed fee, while above the peer group and category median, was not the highest fee in either its peer group or category. The Board concluded that the fee to be charged by PeakShares with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PeakShares with respect to the Fund based on profitability estimates and analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares and the projected growth of the Fund, the anticipated level of profit from PeakShares’ relationship with the Fund was not excessive.

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2025

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares’ expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares as the Trustees believed to be reasonably necessary to evaluate the terms of the PeakShares Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the PeakShares Advisory Agreement are reasonable; (b) the fee is not unreasonable; and (c) the PeakShares Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the PeakShares Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the PeakShares Advisory Agreement was in the best interests of Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/29/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/29/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	10/29/25